DEFERRED PUBLIC OFFERING COSTS (Tables)	6 Months Ended
Mar. 31, 2025
Deferred Public Offering Costs
SCHEDULE OF DEFERRED INITIAL PUBLIC OFFERING IPO COSTS	Deferred public offering costs consist of the following:
	As of
	March 31, 2025	September 30, 2024
Underwriting fee	$25,000	$-
Total	$25,000	$-